Revenue and Other Income - Schedule of Revenue from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 12,355,000	$ 11,159,000	$ 17,713,000
Customer B [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer		9,109,000	11,801,000
Customer C [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer		9,170,000	9,614,000
Customer D [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 12,423,000	$ 7,970,000